Property and Equipment (Tables)	9 Months Ended
Aug. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment

	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320
Additions	20,336	-	-	80,842	-	-	-	101,178
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498
Additions	3,790	-	-	20,307	-	-	-	24,097
Balance at August 31, 2019	554,876	156,059	172,498	5,387,952	1,441,452	276,300	76,458	8,065,595

Accumulated depreciation
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	77,179	12,465	10,501	413,576	82,835	15,500	680	612,736
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505
Depreciation	42,786	4,674	6,301	254,270	62,126	9,300	357	379,814
Balance at August 31, 2019	406,448	148,267	136,792	3,337,078	1,337,907	223,598	75,229	5,665,319

Net book value at:
November 30, 2018	187,424	12,466	42,007	2,284,837	165,671	62,002	1,586	2,755,993
August 31, 2019	148,428	7,792	35,706	2,050,874	103,545	52,702	1,229	2,400,276